Convertible note (Tables)	12 Months Ended
Dec. 31, 2023
Convertible note
Schedule of Convertible note at fair value
	June 29, 2023	December 31, 2023
Risk-free interest rate	5.419%	4.77%
Expected life	1 year	0.5 year
Share price	$2.68	$1.19
Volatility	142%	135%